Equity and share capital (Details 2) (USD $)	12 Months Ended				12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Stock Options	Jun. 30, 2011 Stock Options	Jul. 01, 2010 Stock Options	Jun. 30, 2012 Stock Options Exercise price $ 0.85	Jun. 30, 2012 Stock Options Exercise price $ 0.86	Jun. 30, 2012 Stock Options Exercise price $ 0.78	Jun. 30, 2012 Stock Options Exercise price $ 0.79	Jun. 30, 2012 Stock Options Exercise price $ 0.65	Jun. 30, 2012 Stock Options Exercise price $ 1.15	Jun. 30, 2012 Stock Options Exercise price $ 1.38	Jun. 30, 2012 Stock Options Exercise price $ 1.60	Jun. 30, 2012 Stock Options Exercise price $ 1.27	Jun. 30, 2012 Stock Options Exercise price $ 1.03	Jun. 30, 2012 Stock Options Exercise price $ 1.19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,790,000	6,221,965	5,466,325	4,705,715	25,000	400,000	400,000	400,000	1,121,215	1,015,110	1,050,140	20,500	75,000	650,000	1,065,000
Options outstanding, Weighted average remaining life (years)	2 years 8 months 26 days				2 months 19 days	3 months	5 months 1 day	7 months 13 days	1 year 6 months 29 days	2 years 7 months 13 days	3 years 7 months 10 days	3 years 11 months 12 days	4 years 4 months 13 days	4 years 6 months 14 days	4 years 7 months 13 days
Options exercisable, Weighted average remaining life (years)	2 years 1 month 28 days				2 months 19 days	3 months	5 months 1 day	7 months 13 days	1 year 6 months 29 days	2 years 7 months 13 days	3 years 7 months 10 days	3 years 11 months 12 days	4 years 4 months 13 days	4 years 6 months 14 days	4 years 7 months 13 days
Options outstanding and exercisable	4,608,632				25,000	400,000	400,000	400,000	1,121,215	1,015,110	735,140	20,500	25,000	166,667	300,000
Stock options exercisable, Weighted average exercise price	$ 0.98
Stock options outstanding, Weighted Average Exercise Price	$ 1.03	$ 1.03	$ 1.14	$ 1.09
Options outstanding and exercisable, Exercise price					$ 0.85	$ 0.86	$ 0.78	$ 0.79	$ 0.65	$ 1.15	$ 1.38	$ 1.6	$ 1.27	$ 1.03	$ 1.19